INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities
The principal components of the Company's net deferred tax assets consisted of the following at September 30:

	2014	2013
Net operating loss carryforwards	$2,731,492	$1,332,955
Capitalized expenditures	381,872	-
Research and experimentation credit carryforwards	63,368	32,559
Stock based compensation	501,175	115,171
Fixed assets	1,568	7,492
Accrued expenses	46,230	35,744
Gross deferred tax assets	3,725,705	1,523,921
Deferred tax asset valuation allowance	(3,725,705)	(1,523,921)

Net deferred tax assets	$-	$-